Quarterly Data (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jul. 01, 2016		Apr. 01, 2016		Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Data [Abstract]
Sales	$ 1,535.2	$ 1,627.1		$ 1,567.4		$ 1,555.1		$ 1,474.7		$ 1,575.8	$ 1,524.6	$ 1,564.9	$ 1,513.5	$ 6,224.3	$ 6,178.8	$ 6,337.2
Gross profit	744.0	796.6		772.9		768.1		695.2		757.3	747.2	764.8	730.7	3,032.8	3,000.0	3,049.2
Operating profit	294.9	337.7		323.2		322.1		263.0		338.1	301.8	335.7	294.1	1,246.0	1,269.7	1,245.3
Net earnings	$ 199.7	$ 224.5		$ 226.9		$ 238.9		$ 182.0		$ 236.1	$ 196.6	$ 227.4	$ 203.7	$ 872.3	$ 863.8	$ 883.4
Net earnings per share:
Basic and Diluted EPS (in dollars per share)										$ 0.68	$ 0.57	$ 0.66	$ 0.59
Basic EPS (in dollars per share)	$ 0.58	$ 0.65	[1]	$ 0.66	[1]	$ 0.69	[1]	$ 0.53	[1]					$ 2.52	$ 2.50	$ 2.56
Diluted EPS (in dollars per share)	$ 0.57	$ 0.64		$ 0.65		$ 0.69		$ 0.53						$ 2.51	$ 2.50	$ 2.56

[1]	Basic net earnings per share amounts do not cross add to the full year amount due to rounding.